Offerings - Offering: 1	Apr. 11, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	956,222
Proposed Maximum Offering Price per Unit	0.99
Maximum Aggregate Offering Price	$ 946,659.78
Fee Rate	0.01381%
Amount of Registration Fee	$ 130.74
Offering Note	Rule 457(c) Fee Calculation Details

Represents the shares of common stock, par value $0.0001 per share (“Common Stock”), of Tivic Health Systems, Inc. (the “Registrant”) that will be offered for resale by the selling stockholder pursuant to the prospectus contained in the Registration Statement on Form S-1 (the “Registration Statement”) to which this exhibit is attached. The Registration Statement registers an aggregate of 956,222 shares of Common Stock, which consists of (i) 519,210 shares of our common stock which we may sell and issue to the selling stockholder from time to time pursuant to the Common Stock Purchase Agreement we entered into with the selling stockholder on February 6, 2026 (the “Purchase Agreement”), and (ii) 437,012 shares of common stock issuable upon exercise of a pre-funded warrant to purchase 437,012 shares of common stock we issued to the selling stockholder on February 6, 2026 as commitment pre-funded warrants (the “Commitment Pre-Funded Warrant”) in connection with execution of the Purchase Agreement. Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), the Registration Statement shall also cover any additional shares of Common Stock that become issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of Common Stock. The offering price per share and aggregate offering price are based upon the average of the high and low prices for the Common Stock, as reported on the Nasdaq Capital Market on April 8, 2026, a date within five business days prior to the filing of the Registration Statement.